FINANCIAL INSTRUMENTS - CARRYING VALUE AND ESTIMATED FAIR VALUE OF THE PARTNERSHIP'S FINANCIAL INSTRUMENTS (Details) - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015
Derivatives:
Interest rate swaps asset	$ 0	$ 1,881
Interest rate swaps liability	27,363	15,540
Carrying Value | Level 1
Non-Derivatives:
Cash and cash equivalents	69,397	40,686
Restricted cash	160,306	193,273
High-Yield and 2015 Norwegian Bonds	312,813	297,007
Carrying Value | Level 2
Non-Derivatives:
Long-term debt — floating	1,116,292	1,047,781
Obligations under capital leases	123,911	143,112
Carrying Value | Level 2 | Interest Rate Swap
Derivatives:
Interest rate swaps asset	0	1,881
Interest rate swaps liability	27,363	15,540
Carrying Value | Level 2 | Cross Currency Interest Rate Swap
Derivatives:
Interest rate swaps liability	69,867	89,015
Fair Value | Level 1
Non-Derivatives:
Cash and cash equivalents	69,397	40,686
Restricted cash	160,306	193,273
High-Yield and 2015 Norwegian Bonds	303,177	298,845
Fair Value | Level 2
Non-Derivatives:
Long-term debt — floating	1,116,292	1,047,781
Obligations under capital leases	123,911	143,112
Fair Value | Level 2 | Interest Rate Swap
Derivatives:
Interest rate swaps asset	0	1,881
Interest rate swaps liability	27,363	15,540
Fair Value | Level 2 | Cross Currency Interest Rate Swap
Derivatives:
Interest rate swaps liability	$ 69,867	$ 89,015